UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:     333-261279-04

Central Index Key Number of the issuing entity:     0001991524

BANK5 2023-5YR3

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:     333-261279

Central Index Key Number of the depositor:     0001005007

Banc of America Merrill Lynch Commercial Mortgage Inc.

(Exact name of depositor as specified in its charter)

Bank of America, National Association

(Central Index Key Number 0001102113)

Morgan Stanley Mortgage Capital Holdings LLC

(Central Index Key Number 0001541557)

Wells Fargo Bank, National Association

(Central Index Key Number 0000740906)

Citi Real Estate Funding Inc.

(Central Index Key Number 0001701238)

(Exact name of sponsor as specified in its charter)

Leland F. Bunch, III (646) 855-3953

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: September 12, 2023

BANC OF AMERICA MERRILL LYNCH COMMERCIAL MORTGAGE INC.
(Depositor)

By:	/s/ Leland F. Bunch, III
	Name:	Leland F. Bunch, III
	Title:	Chief Executive Officer and President

INDEX TO EXHIBITS

Item 601(b) of Regulation S-K Exhibit No.	Description	Paper (P) or Electronic (E)
102	Asset Data File.	(E)
103	Asset Related Document.	(E)